Restructuring and Other - Restructuring and Other (Details) (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating Lease, Impairment Loss			$ 12.8
Equipment Cost For Insurance Recoveries Amount			1.0	$ 8.4	$ 15.6
Development costs written off			5.8
Incremental compensation expense			49.2
Three Arts Entertainment
Restructuring Cost and Reserve [Line Items]
Incremental compensation expense	$ 49.2		$ 49.2
Fifty One Percent Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Equity method investment ownership percentage	51.00%		51.00%
Loss associated with theft		$ 16.6